Average Annual Total Returns - TCW Core Fixed Income Fund	Mar. 01, 2021	[1]
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%	[2]
5 Years	4.44%	[2]
10 Years	3.84%	[2]
Class I
Average Annual Return:
1 Year	8.79%
5 Years	4.56%
10 Years	4.08%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	7.10%
5 Years	3.35%
10 Years	2.93%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	5.30%
5 Years	2.98%
10 Years	2.68%
Class N
Average Annual Return:
1 Year	8.57%
5 Years	4.32%
10 Years	3.79%

[1]	Plan Class shares of the Fund have an inception date of February 28, 2020, and therefore do not have a full year of performance history as of the date of this Prospectus.
[2]

The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).